UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [ ] ; Amendment Number:
                                                ---------
This Amendment (Check only one.):   [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Strata Capital Management, LP
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Address: 9665 Wilshire Blvd. Suite 505
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         Beverly Hills, CA 90212
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Form 13F File Number:  28-12904
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Stacey Ashenfelter
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 Title: Compliance Officer
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 Phone: (310) 228-4166
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Signature, Place, and Date of Signing:

 /s/ Stacey Ashenfelter         Beverly Hills, CA          February 11, 2008
-------------------------    ------------------------    -----------------------
     [Signature]                  [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:           0
                                        -------------

 Form 13F Information Table Entry Total:     16
                                        -------------

 Form 13F Information Table Value Total:    41,614
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                                         (thousands)


List of Other Included Managers: None

                                                                             SHRS OR
                                                TITLE OF            VALUE      PRN     SH/ PUT/ INVESTMENT  OTHER        VOTING
                   NAME OF ISSUER                CLASS     CUSIP   (X$1000)    AMT     PRN CALL DISCRETION MANAGERS    AUTHORITY
                                                                                                                    Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION BLIZZARD INC                            COM   00507V109  2,621      303,300  SH          SOLE            SOLE
AUTODESK INC                                       COM   052769106  2,716      138,200  SH          SOLE            SOLE
DIGITAL RIVER INC                                  COM   25388B104  1,304       52,600  SH          SOLE            SOLE
ELECTRONIC ARTS                                    COM   285512109  1,821      113,500  SH          SOLE            SOLE
EQUINIX INC                                        COM   29444U502  3,990       75,008  SH          SOLE            SOLE
FUEL TECH INC PUT 20 EXP 01/17/2009                PUT   359523107  2,014      190,200  SH PUT      SOLE            SOLE
INTERNCONTINENTALEXCHANGE                          COM   45865V100  3,561       43,189  SH          SOLE            SOLE
LIBERTY MEDIA HOLDINGS CORP SERIES A
  INTERACTIVE                                      COM   53071M104  1,641      525,991  SH          SOLE            SOLE
LIBERTY MEDIA HOLDING CORP SERIES A TRACKING
  STOCK                                            COM   53071M302  3,414      724,889  SH          SOLE            SOLE
MICROS SYSTEMS, INC                                COM   594901100  3,176      194,600  SH          SOLE            SOLE
MONOLITHIC POWER SYSTEMS, INC.                     COM   609839105  2,876      228,036  SH          SOLE            SOLE
NICE SYSTEMS LTD                                   COM   653656108  1,748       77,800  SH          SOLE            SOLE
ODYSSEY MARINE EXPLORATION INC                     COM   676118102  6,612    2,053,369  SH          SOLE            SOLE
RADIANT SYSTEMS INC                                COM   75025N102    904      268,353  SH          SOLE            SOLE
SANDISK CORP                                       COM   80004C101    336       35,000  SH          SOLE            SOLE
SANDISK CORP CALL 12 EXP 04/18/2009                CALL  80004C101  2,880      300,000  SH PUT      SOLE            SOLE
                                                                   ------
                                               TOTAL               41,614
                                                                   ======